Debt - Effect of Derivative Financial Instrument on Condensed Consolidated Statements of Operations and Comprehensive Loss (Detail) - Warrant - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income	$ 200
Interest Expense
Derivative Instruments Gain Loss [Line Items]
Amount of Gain (Loss) Recognized in Income	$ 167	$ (1,197)